Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,254,492,912
Previously Paid Amount	0
Total Fee Amount	173,245.47
Total Offset Amount	38,086.36
Net Fee	$ 135,159.11
Combined Prospectus Table N/A	N/A